LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 2000
--------------------------------------------------------------------------------

     SHARES          SECURITY                                          VALUE
================================================================================
COMMON STOCK -- 97.1%
CAPITAL GOODS/PRODUCER MANUFACTURER -- 0.4%
        52,342    American Power Conversion Corp.+                  $  677,175
        26,665    Illinois Tool Works Inc.                           1,481,574
--------------------------------------------------------------------------------
                                                                     2,158,749
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 10.8%
       205,417    America Online Inc.+                              10,359,179
       386,737    Microsoft Corp.+                                  26,636,511
       509,596    Oracle Corp.+                                     16,816,668
        32,600    Veritas Software Corp.+                            4,597,109
--------------------------------------------------------------------------------
                                                                    58,409,467
--------------------------------------------------------------------------------
COMPUTER & TELECOMMUNICATIONS EQUIPMENT -- 22.2%
       589,913    Cisco Systems Inc.+                               31,781,563
        13,000    Comverse Technology Inc.+                          1,452,750
        73,274    Corning Inc.                                       5,605,461
       112,586    Dell Computer Corp.+                               3,321,287
       193,268    EMC Corp.+                                        17,212,931
       139,843    International Business Machines Corp.             13,774,535
         9,876    JDS Uniphase Corp.+                                  804,277
        26,215    Network Appliance Inc.+                            3,119,585
       275,387    Nortel Networks Corp.                             12,530,109
        40,500    Qualcomm Inc.+                                     2,636,930
       114,000    Qwest Communications International Inc.+           5,543,250
        16,493    SDL Inc.+                                          4,275,810
       151,102    Sun Microsystems Inc.+                            16,753,434
        34,071    Tellabs Inc.+                                      1,701,421
--------------------------------------------------------------------------------
                                                                   120,513,343
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.2%
        54,000    Automatic Data Processing Inc.                     3,526,875
        89,870    Concord EFS Inc.+                                  3,712,754
        48,392    Paychex Inc.                                       2,743,221
        95,794    Time Warner Inc.                                   7,271,723
        98,000    Viacom Inc.+                                       5,573,750
--------------------------------------------------------------------------------
                                                                    22,828,323
--------------------------------------------------------------------------------
CONGLOMERATES -- 8.8%
       867,807    General Electric Co.                              47,566,671
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 3.6%
       212,331    Coca Cola Co.                                     12,819,484
       134,314    PepsiCo Inc.                                       6,505,834
--------------------------------------------------------------------------------
                                                                    19,325,318
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.1%
        58,267    Carnival Corp.                                     1,445,750
        33,577    Expeditores International Wash Inc.                1,741,807
        62,218    Harley Davidson Inc.                               2,998,130
--------------------------------------------------------------------------------
                                                                     6,185,687
--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

                    15 | 2000 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2000
--------------------------------------------------------------------------------

     SHARES          SECURITY                                          VALUE
================================================================================
FINANCE -- 8.5%
       116,714    American Express Co.                              $7,002,840
        70,216    Bank of New York Inc.                              4,041,808
         9,000    Bear Stearns Inc.                                    545,625
       123,944    Charles Schwab Corp.                               4,353,533
        72,093    Federal Home Loan Mortgage Corp.                   4,325,580
       109,624    Federal National Mortgage Association              8,441,048
        28,146    Marsh & McLennan Company Inc.                      3,680,090
       104,614    MBNA Corp.                                         3,929,563
        85,684    Morgan Stanley Dean Witter & Co.                   6,881,496
        16,700    Northern Trust Corp.                               1,425,763
        13,826    State Street Corp.                                 1,724,655
--------------------------------------------------------------------------------
                                                                    46,352,001
--------------------------------------------------------------------------------
HEALTHCARE -- 19.8%
       134,311    Abbott Labs                                        7,093,300
        94,805    Amgen Inc.+                                        5,492,765
       112,586    American Home Products Corp.                       7,149,211
       150,114    Bristol Myers Squibb Co.                           9,147,572
        24,000    Cardinal Health Inc.                               2,274,000
        79,007    Eli Lilly & Co.                                    7,061,251
        60,000    Health Management Associates+                      1,188,750
       119,677    Johnson & Johnson                                 11,025,244
       106,463    Medtronic Inc.                                     5,782,272
       180,727    Merck & Co Inc.                                   16,254,135
       654,247    Pfizer Inc.                                       28,255,292
       133,520    Schering-Plough Corp.                              6,901,315
--------------------------------------------------------------------------------
                                                                   107,625,107
--------------------------------------------------------------------------------
RETAIL -- 8.2%
       118,711    Bed Bath & Beyond Inc.+                            3,064,228
        69,134    Gap Inc.                                           1,784,521
       199,987    Home Depot                                         8,599,441
        57,279    Kohl's Corp.+                                      3,103,806
       188,628    WalGreen Co.                                       8,606,153
       425,849    Wal-Mart Stores Inc.                              19,322,898
--------------------------------------------------------------------------------
                                                                    44,481,047
--------------------------------------------------------------------------------
SEMI-CONDUCTORS -- 9.5%
        37,528    Altera Corp.+                                      1,536,302
        72,587    Applied Materials Inc.+                            3,856,184
        14,500    Broadcom Corp.+                                    3,224,437
       589,368    Intel Corp.                                       26,521,560
        26,000    Jabil Circuit Inc.+                                1,483,625
        27,653    Linear Technologies Corp.                          1,785,347
        24,691    Maxim Integrated Products Inc.+                    1,637,322
        41,479    Microchip Technology Inc.+                         1,311,773
        13,500    Sanmina Corp.+                                     1,543,219
       137,148    Texas Instruments Inc.                             6,728,824
        29,134    Xilinx Inc.+                                       2,110,394
--------------------------------------------------------------------------------
                                                                    51,738,987
--------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Identified Cost-- $432,658,826)                 527,184,700
================================================================================
                       SEE NOTES TO FINANCIAL STATEMENTS.

                   16 | 2000 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2000
--------------------------------------------------------------------------------

  SHARES     SECURITY                                                  VALUE
================================================================================
REPURCHASE AGREEMENT -- 2.9%
             First Union National Bank Repurchase
             Agreement 6.45% due 11/1/00
             proceeds at maturity $15,827,000
             (Fully collateralized by Fannie Mae,
             5.00% due 11/02/01
             valued at $16,150,225)
             (Identified Cost -- $15,827,000)                     $ 15,827,000
================================================================================
             TOTAL INVESTMENTS
             (IDENTIFIED COST -- $448,485,826)                    $543,011,700
================================================================================
+ NON-INCOME PRODUCING SECURITY


                      SEE NOTES TO FINANCIAL STATEMENTS

                   17 | 2000 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             OCTOBER 31, 2000
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)
     (Identified Cost, $448,485,826)                              $543,011,700
     Dividends and interest receivable                                 146,319
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                  543,158,019
================================================================================
LIABILITIES:
     Payable for participant withdrawals                                 2,370
     Payable to affiliates-- Management fees (Note 2)                  173,467
     Payable to the custodian                                          279,891
     Accrued expenses and other liabilities                            377,935
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                 833,663
--------------------------------------------------------------------------------
NET ASSETS                                                        $542,324,356
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS          $542,324,356
================================================================================

                      SEE NOTES TO FINANCIAL STATEMENTS

                   18 | 2000 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
     Dividend income                                             $  3,561,209
     Interest income                                                1,144,669
-------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                        4,705,878
===============================================================================
EXPENSES:
     Management fees (Note 2)                                       3,944,108
     Custody and fund accounting fees                                 149,112
     Audit fees                                                        23,530
     Trustees fees                                                     15,228
     Legal fees                                                         3,568
     Other                                                              5,649
-------------------------------------------------------------------------------
     TOTAL EXPENSES                                                 4,141,195
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 564,683
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain from investment transactions                58,018,534
     Unrealized depreciation of investments                       (39,456,044)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    18,562,490
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 19,127,173
================================================================================

                      SEE NOTES TO FINANCIAL STATEMENTS

                   19 | 2000 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31,                         2000           1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment income                         $    564,683   $    286,398
     Net realized gain on investment transactions    58,018,534    130,508,299
     Unrealized appreciation (depreciation)
       of investments                               (39,456,044)    16,171,002
--------------------------------------------------------------------------------
     NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                               19,127,173    146,965,699
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
     Proceeds from contributions                    142,787,874    301,816,661
     Value of withdrawals                          (322,890,902)  (356,386,616)
--------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS FROM
       CAPITAL TRANSACTIONS                        (180,103,028)   (54,569,955)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              (160,975,855)    92,395,744
--------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                            703,300,211    610,904,467
--------------------------------------------------------------------------------
     END OF PERIOD                                 $542,324,356   $703,300,211
================================================================================

                      SEE NOTES TO FINANCIAL STATEMENTS

                   20 | 2000 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   TEN MONTHS
                                                                             YEAR ENDED              ENDED           YEAR ENDED
                                                                             OCTOBER 31,           OCTOBER 31,      DECEMBER 31,
                                                                   ------------------------------     1997      -------------------
                                                                     2000       1999       1998     (NOTE 1F)     1996       1995
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)                     $542,324   $703,300   $610,904   $324,913    $288,562   $246,158
     Ratio of expenses to average net assets                           0.63%      0.67%      0.71%      0.60%*      0.60%      0.60%
     Ratio of net investment income to average net assets              0.09%      0.04%      0.23%      0.62%*      1.10%      1.73%
     Portfolio turnover                                                  80%       108%        53%       103%         90%        67%
===================================================================================================================================

* ANNUALIZED.

                      SEE NOTES TO FINANCIAL STATEMENTS

                   21 | 2000 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank").

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.


2. Management Fees

Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of

                   22 | 2000 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


the Portfolio. Citibank is a wholly-owned subsidiary of Citigroup Inc.

The management fees paid to Citibank amounted to $3,944,108 for the year ended October 31, 2000. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.


3. Purchases And Sales Of Investments

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $516,047,468 and $693,530,353, respectively, for the year ended October 31, 2000.


4. Federal Income Tax Basis Of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2000, as computed on a federal income tax basis, are as follows:

================================================================================
Aggregate cost                                                   $447,237,275
--------------------------------------------------------------------------------
Gross unrealized appreciation                                    $116,570,769
Gross unrealized depreciation                                     (20,796,344)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $ 95,774,425
--------------------------------------------------------------------------------


5. Line of Credit

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 2000, the commitment fee allocated to the Portfolio was $1,990. Since the line of credit was established, there have been no borrowings.

                   23 | 2000 Annual Report to Shareholders

LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS WITH RESPECT TO ITS SERIES, LARGE CAP GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, at October 31, 2000, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio at October 31, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario

December 14, 2000


                   24 | 2000 Annual Report to Shareholders

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 2000


                              PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)         VALUE
-----------------------------------------------------------
FIXED INCOME -- 72.7%
-----------------------------------------------------------
ASSET BACKED SECURITIES -- 33.3%
-----------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24                $349         $  346,765
Aircraft Financial Trust
  8.00% due 5/15/24                  35             33,649
Amresco Residential Securities
  6.245% due 4/25/22                419            415,385
Asset Securitization Corp.,
  Series 95
  7.384% due 8/13/29                393            397,982
First Union, Lehman Brothers
  6.479% due 3/18/04                232            229,783
GE Capital Mortgage Services, Inc.
  5.905% due 10/25/13                14             13,843
  7.00% due 10/25/23                 14             13,007
GMAC Commercial Mortgage Inc.
  6.42% due 8/15/08                 175            168,180
  6.83% due 12/15/03                411            409,496
  7.724% due 12/15/09                32             32,636
Green Tree Financial Corp.
  6.71% due 8/15/29                 670            628,317
  8.05% due 10/15/27                550            553,964
  8.41% due 12/1/30                 673            623,227
IMC Home Equity Loan Trust
  6.16% due 5/20/14                  40             39,796
JP Morgan Commercial
  Mortgage Financial Corp.
  6.373% due 1/15/30                301            297,274
Merrill Lynch Mortgage Co.
  6.95% due 6/18/29                 164            164,411
Morgan Stanley Capital
  Investment Inc.
  6.44% due 11/15/02                375            373,902
Nomura Asset Securitization Corp.
  8.15% due 3/4/20                  314            327,488
                                              ------------
                                                 5,069,105
                                              ------------
FOREIGN CORPORATIONS -- 2.9%
-----------------------------------------------------------
Merita Bank PLC
  6.50% due 4/1/09                  400            370,149
Ontario Province of Canada
  5.50% due 10/1/08                  16             14,577
Pemex Financial Ltd.
  9.03% due 2/15/11                   7              7,218
Quebec Province of Canada
  7.50% due 9/15/29                  14             14,488
Telefonica de Argentina
  9.125% due 5/7/08                   6              5,410
Telefonica Europe
  7.75% due 9/15/10                  13             12,868
Vodafone Airtouch PLC
  7.75% due 2/15/10                  12             12,622
YPF Sociedad Anonima
  7.25% due 3/15/03                  12             12,049
                                              ------------
                                                   449,381
                                              ------------

DOMESTIC CORPORATIONS -- 7.6%
-----------------------------------------------------------
Abitibi Consolidated Inc.
  8.85% due 8/1/30                    7              6,744
BB&T Corp.
  6.375% due 6/30/05                218            209,941
Bank of America
  7.80% due 2/15/10                  13             13,019
Coastal Corp.
  7.75% due 6/15/10                   7              7,113
Conseco Inc.
  8.17% due 12/15/25                 18             18,038
Clear Channel Communications
  7.25% due 9/15/03                   6              6,337
DaimlerChrysler
  7.75% due 5/27/03                  12             12,051
Dayton Hudson Corp.
  6.65% due 8/1/28                  269            225,638
Donaldson, Lufkin & Jenrette
  5.875% due 4/1/02                  12             11,528
  7.45% due 8/10/09                  21             21,010
Ford Motor Co.
  7.60% due 8/1/05                    9              9,366
General Motor Acceptance Corp.
  7.50% due 7/15/05                  12             12,229
Hanson PLC
  7.375% due 1/15/03                  6              6,236
Lockheed Martin Corp.
  8.20% due 12/1/09                   6              6,636
MCI Communications Corp.
  6.50% due 4/15/10                 107             98,045
Merrill Lynch & Co., Inc.
  7.08% due 10/3/05                  13             12,604
Meyer Fred Inc.
  7.375% due 3/1/05                   6              6,226
Morgan Stanley Dean Witter & Co.
  5.625% due 1/20/04                161            154,802
National Rural Utilities
  6.20% due 2/1/08                  270            252,934
Northwest Airlines
  8.072% due 10/1/19                 14             14,045

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)      October 31, 2000

                              PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)         VALUE
-----------------------------------------------------------
DOMESTIC CORPORATIONS -- (CONT'D.)
-----------------------------------------------------------
Osprey Trust Inc.
  8.31% due 1/15/03                 $ 6         $    6,369
Popular North America, Inc.
  6.875% due 6/15/01                 11             11,460
Tosco Corp.
  8.125% due 2/15/03                  7              7,114
Tyco International Group
  6.875% due 9/5/02                  13             12,896
U.S. West Communications, Inc.
  7.625% due 6/9/03                   6              6,386
Wells Fargo Bank
  7.875% due 6/15/10                 12             11,974
                                              ------------
                                                 1,160,741
                                              ------------

MORTGAGE OBLIGATIONS -- 18.0%
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.7%
Asset Backed Securitization Corp.,
  6.64% due 12/25/27                 16             14,234
CMC Securitization Corp.,
  Series 97
  7.00% due 10/25/27                 89             88,760
CWMBS Inc., Series 98
  6.50% due 7/25/13                 464            439,704
Chase Mortgage Financial Trust
  6.50% due 9/25/13                 455            430,098
  7.25% due 2/25/30                  18             16,899
Credit Suisse First Boston
  Mortgage
  7.29% due 9/15/09                  27             27,587
Federal Home Loan
  Mortgage Corp.
  6.00% due 1/15/24                   7              6,598
  6.25% due 6/15/24                 594            577,479
Federal National Mortgage
  Association
  7.413% due 8/17/21                108            109,105
Government National
  Mortgage Association
  7.25% due 10/16/22                 46             45,778
Residential Asset Securitization
  Trust
  7.00% due  2/25/08                 20             20,276
                                              ------------
                                                 1,776,518
                                              ------------

MORTGAGE BACKED
SECURITIES/PASSTHROUGHS -- 3.2%
-----------------------------------------------------------
Federal National Mortgage Association
  6.50% due 4/1/29                   25             24,372
  6.50% due 5/1/29                  376            361,627
  7.00% due 6/1/03                   29             29,389
  7.00% due 7/1/03                   49             48,788
  8.50% due 10/1/30                  21             21,476
                                              ------------
                                                   485,652
                                              ------------

GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 3.1%
-----------------------------------------------------------
  7.00% due 2/15/24                 486            480,295
                                              ------------
TOTAL MORTGAGE OBLIGATIONS                       2,742,465
                                              ------------

YANKEE BONDS -- 1.5%
-----------------------------------------------------------
Corporacion Andina de Fomento
  7.75% due 3/1/04                  216            216,881
Finland Republic
  6.95% due 2/15/26                   5              4,951
Imperial Tobacco Overseas
  7.125% due 4/1/09                   7              6,108
                                              ------------
                                                   227,940
                                              ------------

UNITED STATES GOVERNMENT
AND OTHER GOVERNMENT
OBLIGATIONS -- 9.4%
-----------------------------------------------------------
UNITED STATES TREASURY BONDS -- 7.6%
-----------------------------------------------------------
  8.125% due 8/15/19                  7              8,263
  3.625% due 4/15/28*               722            693,632
  3.875% due 4/15/29*               413            414,911
  6.125% due 8/15/29                 33             34,369
                                              ------------
                                                 1,151,175
                                              ------------
UNITED STATES TREASURY NOTES -- 1.8%
-----------------------------------------------------------
  6.50 % due 5/31/01                257            256,943
  6.875 % due 5/15/06                 9              9,544
  5.75 % due 8/15/10                  7              7,350
                                              ------------
                                                   273,837
                                              ------------
TOTAL UNITED STATES
  GOVERNMENT & OTHER
  GOVERNMENT OBLIGATIONS                         1,425,012
                                              ------------
TOTAL FIXED INCOME
  (Identified Cost $11,422,739)                 11,074,644
                                              ------------

PREFERRED STOCK -- 4.0%
-----------------------------------------------------------
Comed Financing I
  (Identified Cost $660,145)         26            609,336
                                              ------------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)      October 31, 2000

                              PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)         VALUE
-----------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 22.8%
-----------------------------------------------------------
First Union National Bank
  Repurchase  Agreement 6.45% due,
  11/01/00 proceeds at  maturity
  $2,790,500 (collateralized by
  $2,820,000 Federal Home Loan Bank
  7.52% due 8/24/04, valued at
  $2,855,250)                                  $ 2,790,000
United States Treasury Bills
  5.94% due, 12/21/00               690            684,308
                                              ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified Cost $3,474,308)                   3,474,308
                                              ------------

ISSUER                                               VALUE
-----------------------------------------------------------
TOTAL INVESTMENTS
  (Identified Cost $15,557,192)    99.5%       $15,158,288

OTHER ASSETS,
  LESS LIABILITIES                  0.5             70,266
                                 ======       ============
NET ASSETS                        100.0%       $15,228,554
                                 ======       ============




FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at October 31, 2000 are as follows:

                                          AGGREGATE
DESCRIPTION/                  NUMBER OF   FACE VALUE    EXPIRATION   UNREALIZED
POSITION                      CONTRACTS  OF CONTRACTS      DATE      GAIN/(LOSS)
--------------------------------------------------------------------------------
U.S. Long Bond (buy)                      30    $ 3,000,000    Dec-00  $(16,118)
U.S. Five Year Note (buy)                 45      4,500,000    Dec-00    42,621

U.S. Ten Year Note (sell)                (55)    (5,500,000)   Dec-00   (45,447)
                                                                       --------
                                                                       $(18,944)
                                                                       ========
* Security indexed to inflation rate.

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2000
===============================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $12,082,884)       $11,683,980
Short-term obligations at value (Note 1A)
  (Identified Cost, $3,474,308)                                       3,474,308
Cash                                                                         34
Interest receivable                                                     114,397
Receivable for investments sold                                       8,724,375
-------------------------------------------------------------------------------
  Total assets                                                       23,997,094
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     8,695,313
Payable for daily variation on futures contracts                            354
Payable to affiliates--Management Fee (Note 2)                           26,179
Accrued expenses and other liabilities                                   46,694
-------------------------------------------------------------------------------
  Total liabilities                                                   8,768,540
-------------------------------------------------------------------------------
NET ASSETS                                                          $15,228,554
===============================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $15,228,554
===============================================================================


U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2000
===============================================================================
INVESTMENT INCOME (Note 1B):
Interest Income                                    $ 14,977,220
Dividend Income                                         292,513
-------------------------------------------------------------------------------
                                                                    $15,269,733
-------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                741,829
Custody and fund accounting fees                        102,192
Audit fees                                               32,830
Trustees fees                                             9,256
Legal fees                                               17,701
Other                                                     1,347
-------------------------------------------------------------------------------
  Total expenses                                        905,155
Less aggregate amount waived by management (Note 2)     (57,305)
-------------------------------------------------------------------------------
Net expenses                                                            847,850
-------------------------------------------------------------------------------
Net investment income                                                14,421,883
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions      (12,681,856)
Net realized gain from futures and options
  transactions                                          474,049
Unrealized appreciation of investments and
  futures contracts                                  10,318,592
-------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (1,889,215)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $12,532,668
===============================================================================

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                                 FOR THE PERIOD
                                                                NOVEMBER 1, 1998
                                               FOR THE YEAR     (COMMENCEMENT OF
                                                   ENDED        OPERATIONS) TO
                                              OCTOBER 31, 2000  OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                            $ 14,421,883      $ 11,466,863
Net realized loss from investment and
  futures transactions                            (12,207,807)       (5,810,514)
Unrealized appreciation (depreciation)
  of investments                                   10,318,592        (7,440,597)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  12,532,668        (1,784,248)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                6,152,490       452,433,828
Value of withdrawals                             (294,992,202)     (159,113,982)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                           (288,839,712)      293,319,846
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            (276,307,044)      291,535,598
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               291,535,598                --
--------------------------------------------------------------------------------
End of period                                    $ 15,228,554      $291,535,598
================================================================================


U.S. FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1998
                                              FOR THE YEAR       (COMMENCEMENT
                                                  ENDED        OF OPERATIONS) TO
                                             OCTOBER 31, 2000   OCTOBER 31, 1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $15,229           $291,536
Ratio of expenses to average net assets             0.40%              0.40%
Ratio of net investment income to average
  net assets                                        6.81%              6.04%
Portfolio turnover                                   346%               253%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                      0.43%               --
Net investment income to average net assets         6.78%               --
================================================================================

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Fixed Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on November 1, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). SSB Citi Fund Management LLC ("SSB Citi") acts as the Administrator.

     On November 1, 1998, CitiFunds Intermediate Income Portfolio transferred all of its investable assets in the amount of $76,788,364 including $1,683,386 of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. Also, on May 3, 1999, the Intermediate Income Portfolio transferred all of its investable assets in the amount of $153,278,329 including $1,000,795 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. Additionally, on August 1, 1999, the Balanced Portfolio transferred a portion of its investable assets in the amount of $113,810,272 including $3,978,434 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current period contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in sixty days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as ordinary income.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     C. U.S. FEDERAL INCOME TAXES   The  Portfolio is  considered a  partnership
under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

     Although the Portfolio will generally enter into TBApurchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

     G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

     H. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. During the past fiscal year, CFBDS, Inc. ("CFBDS") acted as Sub-Administrator and performed such duties and received such compensation from Citibank as from time to time was agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The management fees paid to Citibank amounted to $741,829 of which $57,305 was voluntarily waived for the year ended October 31, 2000. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS  Purchases and sales of investments, other
than  short-term   obligations,   aggregated  $776,939,252  and  $1,086,288,713,
respectively, for the year ended October 31, 2000.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)


4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $15,557,192
================================================================================

Gross unrealized appreciation                                       $    21,268
Gross unrealized depreciation                                          (420,172)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $  (398,904)
================================================================================


5. LINE OF CREDIT The Portfolio, along with various other Funds and Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund or portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 2000, the commitment fee allocated to the Portfolio was $641. Since the line of credit was established, there have been no borrowings.

6. SUBSEQUENT EVENT   The Portfolio is expected to cease its  operations  on  or about December 15, 2000 and remit any remaining capital balances to existing holders of beneficial interest in Portfolio at such time of liquidation.

U.S. FIXED INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, U.S. FIXED INCOME PORTFOLIO:

     We have  audited  the  accompanying  statement  of assets and  liabilities, including the portfolio of investments, of U.S. Fixed Income Portfolio (the "Portfolio"), a series of The Premium Portfolios, at October 31, 2000, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio at October 31, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with accounting principles generally accepted in the United States of America.

     As more fully described in Note 6, the Portfolio is expected to cease operations and liquidate on or about December 15, 2000.



PricewaterhouseCoopers LLP
Chartered Acccountants
Toronto, Ontario
December 14, 2000

26